Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,066.93
Total Fee Amount	1,066.93
Total Transaction Valuation	6,968,826.07	[1]
Total Offset Amount
Net Fee	$ 0.00

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,066.93 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on June 20, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.